General - Narrative (Details) ₪ in Millions						12 Months Ended
	Apr. 01, 2023 USD ($)	Nov. 01, 2022 USD ($)	Apr. 01, 2022 USD ($)	Nov. 25, 2018 USD ($)	Nov. 25, 2018 ILS (₪)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2022	Nov. 25, 2018 ILS (₪)
Business Acquisition [Line Items]
Number of reportable segments | segment						5
Purchase price						$ 0	$ 8,191,000	$ 0
Ashot Ashkelon Industries Limited
Business Acquisition [Line Items]
Ownership Interest Sold							0.8498
Proceeds from Divestiture of Interest in Consolidated Subsidiaries						81,487,000
Gain (Loss) on Disposition of Business						$ 7,053,000
Elbit Systems Limited | Federmann Group
Business Acquisition [Line Items]
Ownership percentage						44.05%
Pacific Electronics Enterprises Inc
Business Acquisition [Line Items]
Ownership interest acquired	100.00%
Purchase price	$ 10,000
Opgal Industries Ltd
Business Acquisition [Line Items]
Ownership interest acquired			100.00%
Purchase price			$ 8,000
Opgal Industries Ltd | Opgal Industries Ltd
Business Acquisition [Line Items]
Ownership percentage									50.00%
Swiss affiliated company
Business Acquisition [Line Items]
Purchase price		$ 24,000
Purchase price contingent consideration		$ 21,000				$ 22,100,000
Swiss affiliated company | Swiss company
Business Acquisition [Line Items]
Ownership percentage		100.00%
IMI Systems Ltd.
Business Acquisition [Line Items]
Ownership interest acquired				100.00%						100.00%
Purchase price				$ 520,000,000	₪ 1,900
Purchase price contingent consideration				380,000,000						₪ 1,400
Deferred payments				24,000,000			$ 15,300,000			₪ 90
Premises evacuation grants				$ 365,000,000	₪ 1,365
Evacuation receivable sold							$ 345,000
Evacuation receivable fair value						$ 55,700,000